Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventories, Net
Summary of inventories

	As of December 31,
	2019	2020
	RMB	RMB	US$
Chemical products	4,351	2,821	432
Provision for obsolete stock	—	—	—
Total	4,351	2,821	432